Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel Expenses
Wages and salaries	R$ 6,311,240	R$ 5,905,394	R$ 5,730,779
Social security costs	1,431,129	1,153,164	1,222,352
Benefits	1,602,744	1,434,815	1,390,044
Defined benefit pension plans (note 22)	6,447	6,415	6,892
Contributions to defined contribution pension plans	128,091	152,156	117,216
Share-based compensation	39,876	24,045	19,348
Training	59,832	54,858	49,037
Other personnel expenses	317,636	294,855	335,814
Total	R$ 9,896,995	R$ 9,025,702	R$ 8,871,482